UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 5,971	$ 7,629
Restricted cash	1,000	1,000
Trade accounts receivable	2,600	1,113
Prepayments and other	1,382	1,048
Right of use assets from operating leases	4,509	9,666
Deposit asset	2,000	2,000
Inventories	993	983
Total current assets	18,455	23,439
FIXED ASSETS:
Vessels, net (Note 4(a))	382,197	361,374
Advances for vessels under construction (Note 4(b))	12,748	0
Other fixed assets, net	505	505
Total fixed assets	395,450	361,879
OTHER NON-CURRENT ASSETS:
Restricted cash	3,000	3,000
Investments in unconsolidated joint ventures	7,307	8,054
Advances for asset acquisition to related party (Note 5)	0	24,000
Trade accounts receivable, non-current	1,783	2,400
Total non-current assets	12,090	37,454
Total assets	425,995	422,772
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	16,071	14,202
Due to related parties for acquisition of assets (Note 1)	13,654	0
Due to related parties (Note 5)	$ 441	$ 1,169
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 4,923	$ 1,821
Accrued liabilities	3,117	2,993
Unearned revenue	7,850	6,652
Current portion of Operating lease liabilities (Note 6)	2,958	6,357
Total current liabilities	49,014	33,194
NON-CURRENT LIABILITIES:
Non-current portion of long-term debt (Note 7)	249,821	245,056
Other non-current liabilities	23	102
Total non-current liabilities	249,844	245,158
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities	298,858	278,352
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares were outstanding at December 31, 2024 and June 30, 2025	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 4,626,197 shares issued and outstanding at December 31, 2024 and June 30, 2025	46	46
Accumulated other comprehensive Income	776	0
Additional paid-in capital	425,457	451,079
Accumulated deficit	(299,143)	(306,706)
Total stockholders' equity	127,137	144,420
Total liabilities, mezzanine equity and stockholders' equity	$ 425,995	$ 422,772